Public Offering - Additional Information (Detail) - USD ($)		1 Months Ended	2 Months Ended
	Jun. 30, 2020	May 01, 2020	Jun. 30, 2020
Payment of stock issue costs			$ 4,907,692
Description of public warrant	Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant	Each Unit consists of one share of Class A common stock (such shares of common stock included in the Units being offered, the "Public Shares"), and one-half of one redeemable warrant (each, a "Public Warrant").
Class A Common Stock
Warrant exercisable number of shares	1		1
Share price	$ 11.50	$ 11.50	$ 11.50
IPO excluding over Allotment
Number of shares issued		20,000,000
Initial Public Offering
Number of shares issued	23,000,000
Stock issue price	$ 10.00	$ 10.00	$ 10.00
Proceeds from issue of stock	$ 230,000,000		$ 230,000,000
Payment of stock issue costs	13,100,000
Payment of deferred underwriting commissions	$ 8,100,000
Initial Public Offering | Class A Common Stock
Number of shares issued			23,000,000
Proceeds from issue of stock			$ 2,300
Warrant exercisable number of shares		1
Over-Allotment Units
Number of shares issued	3,000,000	3,000,000